Related Party Note Receivable (Tables)	9 Months Ended
Sep. 30, 2024
Related Party Note Receivable [Abstract]
Schedule of Unaudited Condensed Interim Consolidated Statement of Operations and Comprehensive loss.

As of September 30, 2024, management determined the credit risk of the loan to Alpha Seven had increased significantly since initial recognition and the Company recorded a provision for credit losses for the outstanding principal balance of $55,000 and reversed the accrued interest of $4,195 in the unaudited condensed interim consolidated statement of operations and comprehensive loss.

	Principal	Interest
Balance as of December 31, 2022	$—	$—
Loans advanced	55,000	—
Interest accrued	—	2,550
Balance as of December 31, 2023	$55,000	$2,550
Interest accrued	—	1,645
Provision for credit losses	(55,000)	—
Reversal of accrued interest	—	(4,195)
Balance as of September 30, 2024	$—	$—